RELATED PARTY TRANSACTIONS - Founder Shares (Details)			3 Months Ended	4 Months Ended
		Sep. 04, 2020 USD ($) shares	Mar. 31, 2021 D $ / shares shares	Dec. 31, 2020 USD ($) shares
Related Party Transaction [Line Items]
Aggregate purchase price | $	[1]			$ 25,000
Shares subject to forfeiture			250,000
Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued	[1]			14,375,000
Aggregate purchase price | $	[1]			$ 1,438
Common shares, shares outstanding (in shares)			12,500,000	12,500,000
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Common shares, shares outstanding (in shares)				12,500,000
Restrictions on transfer period of time after business combination completion			1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Number of shares issued		25,000
Aggregate purchase price | $		$ 14,375,000
Share dividend		1,875,000
Aggregate number of shares owned		20
Shares subject to forfeiture				1,875,000

[1]	Includes up to 1,875,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. Upon the expiration of the over-allotment option in December 2020, 1,875,000 shares of Class B common stock were forfeited (see Note 6).